One Commerce Square
                                           Philadelphia, PA 19103


Delaware Group of Funds
                                                     DELAWARE
                                                     GROUP
                                                     ________

                                             1933 Act Rule 497(j)
                                                 File No. 2-13017
                                        1940 Act File No. 811-750
February 26, 1997

Filed via EDGAR (CIK #0000027574)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  File No. 2-13017
     DELAWARE GROUP EQUITY FUNDS II, INC.
     (FORMERLY DELAWARE GROUP DECATUR FUND, INC.)


Dear Commission:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the Prospectus for Class A, Class B and Class C Shares of Decatur Income Fund and Decatur Total Return Fund and the Prospectus for Class A Shares, Class B Shares, Class C Shares and Institutional Class Shares of Blue Chip Fund and Quantum Fund of Delaware Group Equity Funds II, Inc. that would have been filed under paragraph
(c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 107, the most recent post-effective amendment of Delaware Group Equity Funds II, Inc. Post-Effective Amendment No. 107 was filed electronically with the Commission on February 21, 1997 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,


/s/David P. O'Connor
David P. O'Connor
Assistant Vice President/
Assistant Secretary